Notes Payable — Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Notes Payable Related Parties, Net
Notes Payable — Related parties at December 31, 2021 and 2020, were comprised of the following:

	December 31,
	2021	2020
Notes payable, related parties	$—	$239,000
Less: current portion	(—)	(188,000)

Notes payable, related parties — long-term portion	$—	$51,000